Condensed Consolidated Statements of Income and Comprehensive Income (Wetouch Holding Group Limited) (Unaudited) - Wetouch Holding Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
REVENUES	$ 11,904,120	$ 12,583,836	$ 20,669,272	$ 30,584,091
COST OF REVENUES	(5,716,594)	(6,124,237)	(10,180,477)	(15,321,469)
GROSS PROFIT	6,187,526	6,459,599	10,488,795	15,262,622
OPERATING EXPENSES
Selling expenses	(29,028)	(47,697)	(73,960)	(190,796)
General and administrative expenses	(952,824)	(1,129,679)	(1,512,761)	(2,108,985)
Research and development expenses	(21,532)	(33,872)	(54,831)	(104,517)
OPERATING EXPENSES	(1,003,384)	(1,211,248)	(1,641,552)	(2,404,298)
INCOME FROM OPERATIONS	5,184,142	5,248,351	8,847,243	12,858,324
Interest income	21,483	18,563	61,092	57,197
Interest expense	(33)	(3,301)	(5,926)	(9,898)
Government grant	57,922	58,897	185,905	192,910
Late penalty on debt				(874,279)
TOTAL OTHER INCOME (EXPENSES), NET	79,372	74,159	241,071	(634,070)
INCOME BEFORE INCOME TAX EXPENSE	5,263,514	5,322,510	9,088,314	12,224,254
INCOME TAX EXPENSE	(537,019)	(916,922)	(1,108,849)	(2,090,404)
NET INCOME	4,726,495	4,405,588	7,979,465	10,133,850
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,530,474	(2,094,785)	1,052,308	(1,609,536)
COMPREHENSIVE INCOME	$ 6,256,969	$ 2,310,803	$ 9,031,773	$ 8,524,314
EARNINGS PER COMMON SHARE
Basic and diluted	$ 472.6	$ 440.6	$ 797.9	$ 1,013.40
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	10,000	10,000	10,000	10,000